11. STOCK OPTION PLANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized compensation cost	$ 0	$ 0
Individual [Member]
Options granted	90,000
Vesting period	2 years
Option expiration date	Nov. 12, 2027
Four Individuals [Member]
Options granted	340,000
Option expiration date	Nov. 12, 2027
Options vested	340,000
2016 Plan [Member]
Shares authorized under plan	1,200,000